Financial Risk Management - Schedule of Effective Interest Rates as at the Reporting Date (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Total, Cash and bank balances	$ 160	$ 10,154	$ 675,781	$ 53,936
Total, Trade receivables	71,580
Total, Other receivables	1,353,992	1,341,605	835,155
Total Financial Assets	1,425,732	1,351,759
Financial Liabilities
Total, Trade and other liabilities	1,693,225	838,111
Total, Convertible promissory notes	255,840	14,400,521
Total, Derivative financial instruments	16,352	1,171,172
Total, Warrant liabilities	21,808	252,969	$ 11,980
Total Financial Liabilities	1,987,225	16,662,873
Floating interest rate [member]
Financial Assets
Floating interest rate, Cash and bank balances	160
Floating interest rate, Trade receivables
Floating interest rate, Other receivables
Floating interest rate, Total Financial Assets	160
Financial Liabilities
Floating interest rate, Trade and other liabilities
Floating interest rate, Convertible promissory notes
Floating interest rate, Derivative financial instruments
Floating interest rate, Warrant liabilities
Floating interest rate, Total Financial Liabilities
Fixed interest rate [member]
Financial Assets
Fixed interest rate, Cash and bank balances
Fixed interest rate, Trade receivables
Fixed interest rate, Other receivables
Fixed interest rate, Total Financial Assets
Financial Liabilities
Fixed interest rate, Trade and other liabilities
Fixed interest rate, Convertible promissory notes	255,840	86,538
Fixed interest rate, Derivative financial instruments
Fixed interest rate, Warrant liabilities
Fixed interest rate, Total Financial Liabilities	255,840	86,538
Non-interest bearing [Member]
Financial Assets
Non-interest bearing, Cash and bank balances		10,154
Non-interest bearing, Trade receivables	71,580
Non-interest bearing, Other receivables	1,353,992	1,341,605
Non-interest bearing, Total Financial Assets	1,425,572	1,351,759
Financial Liabilities
Non-interest bearing, Trade and other liabilities	1,693,225	838,111
Non-interest bearing, Convertible promissory notes		14,314,083
Non-interest bearing, Derivative financial instruments	16,352	1,171,172
Non-interest bearing, Warrant liabilities	21,808	252,969
Non-interest bearing, Total Financial Liabilities	$ 1,731,385	$ 16,576,335
Weighted average effective interest rate [Member]
Financial Liabilities
Weighted average effective interest rate, Convertible promissory notes	6.00%	6.00%